Provisions and Contingent Liabilities - Summary of Change in Provision (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of provisions [line items]
Beginning balance	$ 242.4	$ 260.3	$ 302.8
Additions	144.2	74.1	89.5
Interest	7.4	8.0	16.9
Used/payments	(92.9)	(45.8)	(134.2)
Reversals	(55.6)	(29.2)	(15.5)
Translation adjustments	(3.1)	(25.0)	0.8
Liabilities held for sale	(39.5)
Ending balance	202.9	242.4	260.3
Product warranties [member]
Disclosure of provisions [line items]
Beginning balance	98.0	101.1	94.1
Additions	54.2	38.1	42.5
Used/payments	(29.7)	(24.9)	(26.8)
Reversals	(43.2)	(16.2)	(8.8)
Translation adjustments	(0.2)	(0.1)	0.1
Liabilities held for sale	(12.0)
Ending balance	67.1	98.0	101.1
Provisions labor, taxes and civil [member]
Disclosure of provisions [line items]
Beginning balance	58.4	54.2	93.1
Additions	23.8	24.6	12.7
Interest	5.2	5.1	12.5
Used/payments	(7.1)	(6.4)	(61.1)
Reversals	(10.6)	(11.8)	(2.3)
Translation adjustments	(1.9)	(7.3)	(0.7)
Liabilities held for sale	(1.4)
Ending balance	66.4	58.4	54.2
Post retirement benefits [member]
Disclosure of provisions [line items]
Beginning balance	31.7	36.1	46.0
Additions		0.6	3.2
Interest	2.2	2.9	4.4
Used/payments		(3.3)	(15.3)
Reversals	(1.8)	(0.2)	(1.4)
Translation adjustments	(0.7)	(4.4)	(0.8)
Liabilities held for sale	(19.7)
Ending balance	11.7	31.7	36.1
Taxes [member]
Disclosure of provisions [line items]
Beginning balance	31.4	41.8	28.5
Additions	63.9	0.8	14.0
Used/payments	(54.0)	(11.2)
Translation adjustments	0.4		(0.7)
Ending balance	41.7	31.4	41.8
Voluntary redundancy scheme [member]
Disclosure of provisions [line items]
Beginning balance			25.3
Additions			7.0
Used/payments			(31.0)
Reversals			(1.0)
Translation adjustments			(0.3)
Ending balance
Other environment related provision [member]
Disclosure of provisions [line items]
Beginning balance	2.4	1.8	1.0
Additions	2.3	2.0	3.0
Used/payments	(1.7)
Reversals		(1.0)	(2.0)
Translation adjustments	(0.1)	(0.4)	(0.2)
Liabilities held for sale	(2.6)
Ending balance	0.3	2.4	1.8
Other [member]
Disclosure of provisions [line items]
Beginning balance	20.5	25.3	14.8
Additions		8.0	7.1
Used/payments	(0.4)
Translation adjustments	(0.6)	(12.8)	3.4
Liabilities held for sale	(3.8)
Ending balance	$ 15.7	$ 20.5	$ 25.3